Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Index 500 Portfolio
April 28, 2012
Prospectus

The following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition, the biographical information for Bobe Simon is no longer applicable

The following information replaces the biographical information for Eric Matteson under the heading "Fund Management"in the "Fund Services" section on page10.

Peter Matthew is assistant portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

VI5-12-01  September 6, 2012
1.797998.114

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and
Service Class 2 Disciplined Small Cap
Portfolio
April 28, 2012
Prospectus

The following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

The following information replaces the biographical information for Eric Matteson found in the "Fund Management" section on page 10.

Peter Matthew is assistant portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

VDSC-12-02  September 6, 2012
1.832801.109

Supplement to the
Fidelity® Variable Insurance Products
Investor Class Disciplined Small Cap
Portfolio
April 28, 2012
Prospectus

The following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

The following information replaces the biographical information for Eric Matteson found in the "Fund Management" section on page 10.

Peter Matthew is assistant portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

VDSCI-12-02  September 6, 2012
1.933381.102